Condensed Consolidating Financial Information - Statements of Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Net investment income									$ 4,689.0	$ 4,697.9	$ 4,968.8
Fee income									3,666.3	3,515.4	3,603.6
Premiums									1,956.3	1,861.1	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments									(43.7)	(74.1)	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)									(8.0)	(19.0)	(47.9)
Net other-than-temporary impairments recognized in earnings									(35.7)	(55.1)	(502.7)
Other net realized capital gains (losses)									(2,499.1)	(1,225.7)	(1,028.7)
Total net realized capital gains (losses)									(2,534.8)	(1,280.8)	(1,531.4)
Other revenue									433.0	378.5	428.2
Income (loss) related to consolidated investment entities:
Net investment income (loss)									545.2	556.6	528.4
Changes in fair value related to collateralized loan obligations									3.5	(113.4)	(48.8)
Total revenues	2,364.0	2,435.3	2,140.6	1,818.6	2,203.8	2,564.3	3,361.9	1,485.3	8,758.5	9,615.3	9,718.8
Benefits and expenses:
Policyholder benefits									2,409.4	2,613.5	3,286.5
Interest credited to contract owner account balance									2,088.4	2,248.1	2,455.5
Operating expenses									2,686.7	3,155.0	3,030.8
Net amortization of deferred policy acquisition costs and value of business acquired									442.8	722.3	387.0
Interest expense									184.8	153.7	139.3
Operating expenses related to consolidated investment entities:
Interest expense									180.6	106.4	68.4
Other expense									7.7	10.3	73.5
Total benefits and expenses	1,736.4	2,015.3	2,215.8	2,032.9	2,311.9	2,190.4	2,508.8	1,998.2	8,000.4	9,009.3	9,441.0
Income (loss) before income taxes	627.6	420.0	(75.2)	(214.3)	(108.1)	373.9	853.1	(512.9)	758.1	606.0	277.8
Income tax expense (benefit)									(32.5)	(5.2)	175.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									790.6	611.2	102.8
Equity in earnings (losses) of subsidiaries, net of tax									0	0	0
Net income (loss) including noncontrolling interest	653.7	447.7	(85.3)	(225.5)	(106.9)	386.8	852.1	(520.8)	790.6	611.2	102.8
Less: Net income (loss) attributable to noncontrolling interest	105.6	101.1	(3.1)	(13.5)	(84.2)	20.3	217.7	(15.6)	190.1	138.2	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder	548.1	346.6	(82.2)	(212.0)	(22.7)	366.5	634.4	(505.2)	600.5	473.0	(88.1)
Parent Issuer
Revenues:
Net investment income									36.4	2.4	10.9
Fee income									0	0	0
Premiums									0	0	0
Net realized gains (losses):
Total other-than-temporary impairments									0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)									0	0	0
Net other-than-temporary impairments recognized in earnings									0	0	0
Other net realized capital gains (losses)									(39.2)	0	(42.2)
Total net realized capital gains (losses)									(39.2)	0	(42.2)
Other revenue									4.2	12.5	19.7
Income (loss) related to consolidated investment entities:
Net investment income (loss)									0	0	0
Changes in fair value related to collateralized loan obligations									0	0	0
Total revenues									1.4	14.9	(11.6)
Benefits and expenses:
Policyholder benefits									0	0	0
Interest credited to contract owner account balance									0	0	0
Operating expenses									8.8	30.5	11.9
Net amortization of deferred policy acquisition costs and value of business acquired									0	0	0
Interest expense									129.2	74.1	61.7
Operating expenses related to consolidated investment entities:
Interest expense									0	0	0
Other expense									0	0	0
Total benefits and expenses									138.0	104.6	73.6
Income (loss) before income taxes									(136.6)	(89.7)	(85.2)
Income tax expense (benefit)									(208.0)	(349.4)	363.0
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									71.4	259.7	(448.2)
Equity in earnings (losses) of subsidiaries, net of tax									529.1	213.3	360.1
Net income (loss) including noncontrolling interest									600.5	473.0	(88.1)
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder									600.5	473.0	(88.1)
Subsidiary Guarantor
Revenues:
Net investment income									0.2	1.9	1.8
Fee income									0	0	0
Premiums									0	0	0
Net realized gains (losses):
Total other-than-temporary impairments									0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)									0	0	0
Net other-than-temporary impairments recognized in earnings									0	0	0
Other net realized capital gains (losses)									0	0	0
Total net realized capital gains (losses)									0	0	0
Other revenue									2.6	0.7	1.1
Income (loss) related to consolidated investment entities:
Net investment income (loss)									0	0	0
Changes in fair value related to collateralized loan obligations									0	0	0
Total revenues									2.8	2.6	2.9
Benefits and expenses:
Policyholder benefits									0	0	0
Interest credited to contract owner account balance									0	0	0
Operating expenses									0	1.2	3.2
Net amortization of deferred policy acquisition costs and value of business acquired									0	0	0
Interest expense									52.8	61.4	56.4
Operating expenses related to consolidated investment entities:
Interest expense									0	0	0
Other expense									0	0	0
Total benefits and expenses									52.8	62.6	59.6
Income (loss) before income taxes									(50.0)	(60.0)	(56.7)
Income tax expense (benefit)									(31.0)	(1.2)	(17.1)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									(19.0)	(58.8)	(39.6)
Equity in earnings (losses) of subsidiaries, net of tax									866.0	811.1	481.9
Net income (loss) including noncontrolling interest									847.0	752.3	442.3
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder									847.0	752.3	442.3
Non-Guarantor Subsidiaries
Revenues:
Net investment income									4,656.2	4,698.3	4,968.5
Fee income									3,666.3	3,515.4	3,603.6
Premiums									1,956.3	1,861.1	1,770.0
Net realized gains (losses):
Total other-than-temporary impairments									(43.7)	(74.1)	(550.6)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)									(8.0)	(19.0)	(47.9)
Net other-than-temporary impairments recognized in earnings									(35.7)	(55.1)	(502.7)
Other net realized capital gains (losses)									(2,459.9)	(1,225.7)	(986.5)
Total net realized capital gains (losses)									(2,495.6)	(1,280.8)	(1,489.2)
Other revenue									429.2	373.7	412.1
Income (loss) related to consolidated investment entities:
Net investment income (loss)									545.2	556.6	528.4
Changes in fair value related to collateralized loan obligations									3.5	(113.4)	(48.8)
Total revenues									8,761.1	9,610.9	9,744.6
Benefits and expenses:
Policyholder benefits									2,409.4	2,613.5	3,286.5
Interest credited to contract owner account balance									2,088.4	2,248.1	2,452.3
Operating expenses									2,680.9	3,131.7	3,023.6
Net amortization of deferred policy acquisition costs and value of business acquired									442.8	722.3	387.0
Interest expense									6.6	22.9	33.6
Operating expenses related to consolidated investment entities:
Interest expense									180.6	106.4	68.4
Other expense									7.7	10.3	73.5
Total benefits and expenses									7,816.4	8,855.2	9,324.9
Income (loss) before income taxes									944.7	755.7	419.7
Income tax expense (benefit)									206.5	395.9	(354.0)
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									738.2	359.8	773.7
Equity in earnings (losses) of subsidiaries, net of tax									0	0	0
Net income (loss) including noncontrolling interest									738.2	359.8	773.7
Less: Net income (loss) attributable to noncontrolling interest									190.1	138.2	190.9
Net income (loss) available to ING U.S., Inc.'s common shareholder									548.1	221.6	582.8
Consolidating Adjustments
Revenues:
Net investment income									(3.8)	(4.7)	(12.4)
Fee income									0	0	0
Premiums									0	0	0
Net realized gains (losses):
Total other-than-temporary impairments									0	0	0
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)									0	0	0
Net other-than-temporary impairments recognized in earnings									0	0	0
Other net realized capital gains (losses)									0	0	0
Total net realized capital gains (losses)									0	0	0
Other revenue									(3.0)	(8.4)	(4.7)
Income (loss) related to consolidated investment entities:
Net investment income (loss)									0	0	0
Changes in fair value related to collateralized loan obligations									0	0	0
Total revenues									(6.8)	(13.1)	(17.1)
Benefits and expenses:
Policyholder benefits									0	0	0
Interest credited to contract owner account balance									0	0	3.2
Operating expenses									(3.0)	(8.4)	(7.9)
Net amortization of deferred policy acquisition costs and value of business acquired									0	0	0
Interest expense									(3.8)	(4.7)	(12.4)
Operating expenses related to consolidated investment entities:
Interest expense									0	0	0
Other expense									0	0	0
Total benefits and expenses									(6.8)	(13.1)	(17.1)
Income (loss) before income taxes									0	0	0
Income tax expense (benefit)									0	(50.5)	183.1
Net income (loss) before equity in earnings (losses) of unconsolidated affiliates									0	50.5	(183.1)
Equity in earnings (losses) of subsidiaries, net of tax									(1,395.1)	(1,024.4)	(842.0)
Net income (loss) including noncontrolling interest									(1,395.1)	(973.9)	(1,025.1)
Less: Net income (loss) attributable to noncontrolling interest									0	0	0
Net income (loss) available to ING U.S., Inc.'s common shareholder									$ (1,395.1)	$ (973.9)	$ (1,025.1)